Consolidated Statement of Comprehensive Income Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Net income	$ 1,041,418	$ 948,784	$ 1,155,492
Less: Noncontrolling interest in subsidiaries' earnings	370	357	3,669
Net Income Attributable to Common Shareholders	1,041,048	948,427	1,151,823
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	192,925	(18,974)	(392,742)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	91,182	325,066	(597,979)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	205	204	204
Other Comprehensive Income (Loss), Net of Tax	284,312	306,296	(990,517)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(23)	(1,771)	(25,607)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	284,335	308,067	(964,910)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,325,383	$ 1,256,494	$ 186,913